Intangible Assets/Liabilities - Charter Agreements - Schedule of Intangible Assets (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Opening balance	$ 1,467	$ 5,400
Amortization in the period	(1,467)	(3,933)
Closing balance	$ 0	$ 1,467